Collection Period Ended 30-Apr-2012
Principal Note
Payment Factor
0.00 0.000000
52,588,946.65 0.690841
0.00 1.000000
0.00 1.000000
52,588,946.65
Interest & Principal
Payment
0.00
52,695,200.87
319,458.33
134,708.33
$53,149,367.53
$560,420.88
5.55%
6.65%
Total
53,171,320.50 33,004,366.53
1,047,753,085.91
Current Overcollateralization Amount 108,958,181.84 6.65%
0.708333
Initial Overcollateralization Amount 90,968,899.86
0.000000
Total Note Balance
1,547,500,000.00
960,093,274.32
907,504,327.67
30
1-m Libor 0.240250%
Summary
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Apr-2012 15-May-2012 30/360 Days
Interest Period of the Class A-1 and A-2 Notes (from... to) 16-Apr-2012 15-May-2012 Actual/360 Days 29
Collection Period No. 10
134,708.33 1.016667 1.016667
Class A-3 Notes 0.850000% 319,458.33
112.129950
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
0.708333
Class A-4 Notes
112.356505 Class A-2 Notes 0.350250% 106,254.22 0.226555
1.220000%
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
Interest Rate Interest Payment $1000 Face Amount
Adjusted Pool Balance
Target Overcollateralization Amount 108,958,181.84
Interest per Interest & Principal Payment
per $1000 Face Amount
Yield Supplement Overcollateralization Amount
Pool Balance
1,691,640,220.36
1,102,055,822.69
0.00 0.00
Amount Percentage
108,958,181.84 Overcollateralization
1,638,468,899.86 1,069,051,456.16 1,016,462,509.51
90,968,899.86
Initial Beginning Ending
0.000000
Class A-2 Notes 469,000,000.00 376,593,274.32 324,004,327.67
Class A-1 Notes 495,000,000.00
Amounts in USD
Record Date
Collection Period (from... to) 1-Apr-2012
Principal per $1000
Balance Balance Balance Face Amount
15-May-2012
11-May-2012 Determination Date
14-May-2012
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Dates
30-Apr-2012
Distribution Date
31,290,576.40
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00
108,958,181.84
0.00
Aggregate Principal Distributable Amount 52,588,946.65 52,588,946.65 0.00
Regular Principal Distributable Amount 52,588,946.65 52,588,946.65
Interest Distributable Amount Class A Notes 560,420.88 560,420.88 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Monthly Interest Distributable Amount 560,420.88 560,420.88 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
0.00
Available Funds
57,431,168.14
(9) Excess Collections to Certificateholders
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)]
Available Funds
Distributions
Net Liquidation Proceeds 39,732.50 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
0.00
0.00 0.00 0.00
0.00
thereof on Class A-4 Notes 134,708.33 134,708.33
0.00 (6) Regular Principal Distributable Amount 52,588,946.65 Investment Earnings
Distribution Detail
Due Paid Shortfall
Principal Collections 53,843,520.19 (1) Total Servicing Fee 918,379.85
Total Trustee Fee
0.00
0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount
Recoveries 189,074.81 (3) Interest Distributable Amount Class A Notes 560,420.88
Interest Collections 3,358,840.64 Nonrecoverable Advances to the Servicer 0.00
57,431,168.14
Total Servicing Fee 918,379.85 918,379.85 0.00
Available Collections
57,431,168.14 (7) Additional Servicing Fee and Transition Costs
3,363,420.76
0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
Total Distribution
thereof on Class A-1 Notes 0.00 0.00 0.00
0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 106,254.22 106,254.22
Interest Carryover Shortfall Amount 0.00
Net Investment Earnings on the Collection Account 0.00
Investment Earnings for the Collection Period 0.00
Reserve Fund and Investment Earnings
4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund Deficiency 0.00
Reserve Fund Amount - Beginning Balance
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
minus Net Investment Earnings 0.00
4,096,172.25
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
plus Net Investment Earnings for the Collection Period 0.00
Notice to Investors
Principal Recoveries 184,540.53
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.119%
Principal Net Losses 234,909.09
Cumulative Principal Net Losses 2,005,184.59
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 459,216.59
Principal Net Liquidation Proceeds 39,766.97
2,957,398.20
91-120 Days Delinquent 503,443.69 20 0.05%
Total 1,047,753,085.91 50,385 100.00%
Percentage
50,203 99.58%
127 0.28%
61-90 Days Delinquent 935,016.78 35 0.09%
31-60 Days Delinquent
Pool Balance end of Collection Period 1,047,753,085.91
As of Cutoff Date Current
23.24
Number of Receivables
50,385
Weighted Average APR 3.62% 3.60%
Pool Factor 61.94%
459,216.59 Principal Gross Losses
Principal Purchase Amounts
Principal Collections 34,165,656.38
Principal Collections attributable to Full Pay-offs 19,677,863.81
0.00
Cutoff Date Pool Balance 1,691,640,220.36
Amount
Pool Balance beginning of Collection Period
Pool Data
37.21
Weighted Average Seasoning (months) 13.28
1,102,055,822.69 51,636
Pool Statistics
Number of Receivables
62,088
Amount
Current
1,043,357,227.24
Delinquency Profile *
Weighted Average Number of Remaining Payments 45.89